INCOME TAXES - Components Of Deferred Income Taxes (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jan. 01, 2017 CNY (¥)
Components of Deferred Tax Assets and Liabilities
Net operating loss carryforwards	$ 9,000	¥ 61,877		¥ 21,204
Accrued social insurance	3,109	21,379		9,514
Advertising expense carryforwards	3,100	21,316		14,108
Deferred revenue	3,282	22,557		1,553
Impairment loss carryforwards	513	3,527		5,445
Unrealized loss on short-term investments	689	4,745		613
Intangible assets	3,002	20,640
Total deferred tax assets	22,695	156,041		52,437
Less: Valuation allowance	(18,141)	(124,726)	¥ (16,490)	(16,489)	¥ 0
Net deferred tax assets	4,554	31,315		35,948
Undistributed earnings of PRC entities				(20,000)
Intangible assets	(11,055)	(76,006)		(85,446)
Unrealized gain on short-term investments				298
Equipment and leasehold improvements	(536)	(3,688)		(2,088)
Total deferred tax liabilities	(11,591)	(79,694)		(107,832)
Deferred tax assets, net	4,544	31,239		34,431
Deferred tax liabilities, net	$ (11,580)	¥ (79,618)		¥ (106,315)